35. Operating Segments (Tables)	12 Months Ended
Dec. 31, 2017
Operating Segments Tables
Assets per Reportable Segment
ASSETS	Electric Energy		TEL	GAS	COM (a)	HOL	Intersegment operations	Total
12.31.2017	GET	DIS
TOTAL ASSETS	17,110,518	11,529,588	1,054,741	632,910	208,369	3,211,162	(584,911)	33,162,377
CURRENT ASSETS	1,461,512	3,609,663	102,002	151,966	187,966	1,035,545	(846,820)	5,701,834
NON-CURRENT ASSETS	15,649,006	7,919,925	952,739	480,944	20,403	2,175,617	261,909	27,460,543
Long term assets	4,037,312	2,167,690	69,543	437,056	17,703	2,019,192	(140,870)	8,607,626
Investments	2,424,081	1,362	-	-	2,457	115,765	26,978	2,570,643
Property, plant and equipment	8,924,508	-	866,489	-	57	38,396	-	9,829,450
Intangible assets	263,105	5,750,873	16,707	43,888	186	2,264	375,801	6,452,824
(a) In 2017, the sale of electric energy became a reportable segment.

ASSETS	Electric Energy		TEL	GAS	HOL	Intersegment operations	Total
12.31.2016 - Restated	GET	DIS
TOTAL ASSETS	15,433,988	10,085,455	856,510	526,477	3,351,656	(373,483)	29,880,603
CURRENT ASSETS	1,122,399	2,588,602	89,471	135,292	941,761	(640,284)	4,237,241
NON-CURRENT ASSETS	14,311,589	7,496,853	767,039	391,185	2,409,895	266,801	25,643,362
Long term assets	3,680,669	1,982,110	79,853	152,676	2,145,759	(136,332)	7,904,735
Investments	2,125,701	1,362	-	-	217,449	-	2,344,512
Property, plant and equipment	8,223,951	-	667,443	-	42,909	-	8,934,303
Intangible assets	281,268	5,513,381	19,743	238,509	3,778	403,133	6,459,812

ASSETS	Electric Energy		TEL	GAS	HOL	Intersegment operations	Total
01.01.2016 - Restated	GET	DIS
TOTAL ASSETS	13,626,886	10,715,266	769,317	481,303	3,641,088	(390,189)	28,843,671
CURRENT ASSETS	2,126,024	4,155,554	179,898	103,579	873,169	(616,587)	6,821,637
NON-CURRENT ASSETS	11,500,862	6,559,712	589,419	377,724	2,767,919	226,398	22,022,034
Long term assets	1,568,330	1,426,826	59,031	71,016	2,016,463	(189,874)	4,951,792
Investments	1,525,356	1,374	-	-	705,754	-	2,232,484
Property, plant and equipment	8,138,199	-	512,068	-	42,415	-	8,692,682
Intangible assets	268,977	5,131,512	18,320	306,708	3,287	416,272	6,145,076

Statement of Income per Reportable Segment
STATEMENT OF INCOME	Electric Energy			TEL	GAS	COM (a)	HOL	Intersegment operations	Total
	GET		DIS
12.31.2017	GER	TRA
NET OPERATING REVENUES	3,176,811	819,623	9,358,664	380,550	515,563	664,495	-	(891,133)	14,024,573
Net operating revenues - third-parties	2,851,644	640,199	9,324,633	306,473	510,010	664,495	-	(272,881)	14,024,573
Net operating revenues - between segments	325,167	179,424	34,031	74,077	5,553	-	-	(618,252)	-
OPERATING COSTS AND EXPENSES	(1,868,390)	(546,510)	(9,071,359)	(286,363)	(309,213)	(654,445)	(139,784)	891,133	(11,984,931)
Energy purchased for resale	(390,019)	-	(5,717,970)	-	-	(654,026)	-	596,565	(6,165,450)
Charges for use of the main transmission grid	(352,958)	-	(554,805)	-	-	-	-	195,733	(712,030)
Personnel and management	(218,456)	(122,515)	(822,963)	(107,874)	(35,761)	(12,993)	(22,782)	-	(1,343,344)
Pension and healthcare plans	(38,782)	(22,733)	(154,285)	(14,800)	(3,577)	(1,415)	(2,005)	-	(237,597)
Materials and supplies	(12,463)	(4,732)	(60,320)	(2,978)	(1,936)	(27)	(668)	-	(83,124)
Raw materials and supplies for generation	(102,719)	-	-	-	-	-	-	5,359	(97,360)
Natural gas and supplies for gas business	-	-	-	-	(309,542)	-	-	-	(309,542)
Third party services	(120,993)	(24,609)	(347,393)	(67,612)	(22,670)	(1,280)	(15,089)	78,131	(521,515)
Depreciation and amortization	(368,987)	(7,201)	(285,835)	(39,553)	(28,753)	(9)	(1,261)	-	(731,599)
Provision/reversal for litigations	(39,733)	(81,210)	(168,600)	(3,648)	854	(156)	(93,880)	-	(386,373)
Impairment of assets	3,886	-	-	-	123,586	-	(4,690)	-	122,782
Other estimated losses, provisions and reversals	(9,397)	1,107	(83,916)	(8,309)	(1,433)	-	-	-	(101,948)
Construction cost	-	(272,216)	(717,351)	-	(14,314)	-	-	-	(1,003,881)
Other operating costs and expenses, net	(217,769)	(12,401)	(157,921)	(41,589)	(15,667)	15,461	591	15,345	(413,950)
EQUITY IN EARNINGS OF INVESTEES	(5,777)	93,145	-	-	-	(564)	14,935	-	101,739
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX	1,302,644	366,258	287,305	94,187	206,350	9,486	(124,849)	-	2,141,381
Financial income	73,433	13,313	380,597	11,828	38,821	6,515	186,660	(11,857)	699,310
Financial expenses	(565,837)	(123,707)	(343,540)	(30,691)	(64,433)	(322)	(331,077)	11,857	(1,447,750)
OPERATING PROFIT (LOSS)	810,240	255,864	324,362	75,324	180,738	15,679	(269,266)	-	1,392,941
Income Tax and Social Contribution	(191,899)	(30,515)	22,893	(21,272)	(66,785)	(2,638)	15,530	-	(274,686)
NET INCOME (LOSS)	618,341	225,349	347,255	54,052	113,953	13,041	(253,736)	-	1,118,255
(a) In 2017, the sale of electric energy became a reportable segment.

STATEMENT OF INCOME	Electric Energy			TEL	GAS	HOL	Intersegment operations	Total
	GET		DIS
12.31.2016 - Restated	GER	TRA
NET OPERATING REVENUES	2,927,680	1,491,547	8,344,765	325,115	542,822	6,238	(536,414)	13,101,753
Net operating revenues - third-parties	2,618,869	1,406,335	8,313,141	258,794	498,376	6,238	-	13,101,753
Net operating revenues - between segments	308,811	85,212	31,624	66,321	44,446	-	(536,414)	-
OPERATING COSTS AND EXPENSES	(2,032,767)	(605,202)	(8,502,377)	(241,848)	(534,817)	101,251	536,414	(11,279,346)
Energy purchased for resale	(92,050)	-	(4,893,230)	-	-	(9,119)	308,795	(4,685,604)
Charges for use of the main transmission grid	(322,849)	-	(642,753)	-	-	-	99,359	(866,243)
Personnel and management	(208,887)	(116,966)	(804,974)	(101,397)	(32,765)	(39,429)	-	(1,304,418)
Pension and healthcare plans	(43,251)	(24,171)	(163,329)	(18,827)	(3,596)	(6,593)	-	(259,767)
Materials and supplies	(12,768)	(5,017)	(59,178)	(2,044)	(1,768)	(688)	-	(81,463)
Raw materials and supplies for generation	(77,797)	-	-	-	-	-	44,445	(33,352)
Natural gas and supplies for gas business	-	-	-	-	(325,413)	-	-	(325,413)
Third party services	(157,602)	(24,030)	(348,479)	(46,552)	(20,082)	(26,755)	73,007	(550,493)
Depreciation and amortization	(369,352)	(3,697)	(274,180)	(34,645)	(25,251)	(1,171)	-	(708,296)
Provision/reversal for litigations	(1,086)	(9,234)	(128,899)	(4,653)	(1,036)	166,316	-	21,408
Impairment of assets	(494,098)	-	-	-	(87,479)	-	-	(581,577)
Other estimated losses, provisions and reversals	(30,700)	(975)	(171,045)	(2,598)	(3,209)	-	-	(208,527)
Construction cost	-	(406,345)	(849,275)	-	(25,125)	-	-	(1,280,745)
Other operating costs and expenses, net	(222,327)	(14,767)	(167,035)	(31,132)	(9,093)	18,690	10,808	(414,856)
EQUITY IN EARNINGS OF INVESTEES	(55,284)	117,970	-	-	-	103,725	-	166,411
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX	894,913	1,004,315	(157,612)	83,267	8,005	211,214	-	2,044,102
Financial income	130,077	21,339	396,880	13,489	13,551	331,646	(3,046)	903,936
Financial expenses	(617,341)	(108,538)	(401,863)	(23,100)	(14,973)	(335,823)	3,046	(1,498,592)
OPERATING PROFIT (LOSS)	407,649	917,116	(162,595)	73,656	6,583	207,037	-	1,449,446
Income Tax and Social Contribution	(205,027)	(220,512)	(17,851)	(15,324)	(1,632)	(59,344)	-	(519,690)
NET INCOME (LOSS)	202,622	696,604	(180,446)	58,332	4,951	147,693	-	929,756

STATEMENT OF INCOME	Electric Energy			TEL	GAS	HOL	Intersegment operations	Total
	GET		DIS
01.01.2016 - Restated	GER	TRA
NET OPERATING REVENUES	4,264,197	501,387	9,797,855	272,247	1,391,474	-	(1,281,316)	14,945,844
Net operating revenues - third-parties	3,954,296	420,451	9,770,086	207,091	593,920	-	-	14,945,844
Net operating revenues - between segments	309,901	80,936	27,769	65,156	797,554	-	(1,281,316)	-
OPERATING COSTS AND EXPENSES	(2,580,045)	(394,015)	(9,516,397)	(203,878)	(1,360,357)	(138,672)	1,281,426	(12,911,938)
Energy purchased for resale	(309,682)	-	(6,007,222)	-	-	-	283,988	(6,032,916)
Charges for use of the main transmission grid	(294,660)	-	(706,680)	-	-	-	81,552	(919,788)
Personnel and management	(186,385)	(79,873)	(699,891)	(87,393)	(30,715)	(84,593)	-	(1,168,850)
Pension and healthcare plans	(40,325)	(18,477)	(165,635)	(17,516)	(3,264)	(9,110)	-	(254,327)
Materials and supplies	(12,502)	(3,399)	(55,531)	(2,745)	(1,937)	(588)	-	(76,702)
Raw materials and supplies for generation	(996,679)	-	-	-	-	-	797,356	(199,323)
Natural gas and supplies for gas business	-	-	-	-	(1,176,090)	-	-	(1,176,090)
Third party services	(184,228)	(20,476)	(353,773)	(35,900)	(20,282)	(15,472)	110,628	(519,503)
Depreciation and amortization	(369,778)	(3,399)	(243,645)	(31,510)	(21,532)	(6,608)	-	(676,472)
Provision/reversal for litigations	89,726	35,061	(164,615)	(3,742)	(7,744)	2,813	-	(48,501)
Impairment of assets	66,029	-	-	-	-	-	-	66,029
Other estimated losses, provisions and reversals	(122,700)	-	(104,121)	(987)	(549)	(7)	7	(228,357)
Construction cost	-	(287,247)	(896,924)	-	(66,833)	-	-	(1,251,004)
Other operating costs and expenses, net	(218,861)	(16,205)	(118,360)	(24,085)	(31,411)	(25,107)	7,895	(426,134)
EQUITY IN EARNINGS OF INVESTEES	(4,955)	22,853	-	-	-	69,692	-	87,590
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX	1,679,197	130,225	281,458	68,369	31,117	(68,980)	110	2,121,496
Financial income	114,767	33,198	354,626	5,939	14,968	248,350	(2,221)	769,627
Financial expenses	(513,822)	(9,583)	(340,439)	(6,459)	(13,898)	(315,252)	2,124	(1,197,329)
OPERATING PROFIT (LOSS)	1,280,142	153,840	295,645	67,849	32,187	(135,882)	13	1,693,794
Income Tax and Social Contribution	(392,507)	(30,966)	(89,591)	(13,205)	(9,119)	3,159	-	(532,229)
NET INCOME (LOSS)	887,635	122,874	206,054	54,644	23,068	(132,723)	13	1,161,565

Additions to Noncurrent Assets by Reportable Segment

	Electric Energy		TEL	GAS	COM (a)	HOL	TOTAL
12.31.2017	GET	DIS
Property, plant and equipment
Additions	1,077,088	-	238,944	-	7	376	1,316,415
Intangible assets
Additions	3,996	757,709	2,200	13,745	101	635	778,386

(a) In 2017, the sale of electric energy became a reportable segment.

	Electric Energy		TEL	GAS	HOL	TOTAL
12.31.2016	GET	DIS
Property, plant and equipment
Additions	619,964	-	187,313	-	556	807,833
Intangible assets
Additions	3,207	892,693	6,447	25,847	533	928,727

	Electric Energy		TEL	GAS	HOL	TOTAL
01.01.2016	GET	DIS
Property, plant and equipment
Additions	724,538	-	100,998	-	186	825,722
Reversal of estimated losses	56,405	-	-	-	-	56,405
	780,943	-	100,998	-	186	882,127
Intangible assets
Additions	5,343	888,906	4,427	69,592	534	968,802